Note 5 - Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	September 30, 2015	December 31, 2014
Finished goods	$183,175	$669,706
Work in process	1,050	58,666
	$184,225	$728,372

	December 31, 2014	December 31, 2013
Finished goods	$669,706	$654,970
Work in process	58,666	131,666
	$728,372	$786,636